Major maintenance provision (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Major maintenance provision.
Discount rate	8.66%	8.66%	7.89%	8.00%
Major maintenance of concessioned assets		$ 1,317,985	$ 953,896	$ 943,548
Additions		626,790	467,793	315,481
Disbursements	$ (9,920)	(203,042)	(103,704)	(305,133)
Short-term		692,788	443,570	151,554
Long-term	51,250	1,048,945	874,415	802,342
Present value of major maintenance provision	$ 5,577	$ 114,137	$ 75,262	$ 23,157